Exhibit 99.1

Investor Certificateholders' Monthly Statement Discover Card Master Trust I Series 2007-CC Monthly Statement

Distribution Date: December 15, 2009

Month Ending: November 30, 2009

Pursuant to the Series Supplement dated as of July 26, 2007 relating to the Amended and Restated Pooling and Servicing Agreement dated as of November 3, 2004, as amended, by and between Discover Bank and U.S. Bank National Association, as Trustee (the "Pooling and Servicing Agreement") the Trustee is required to prepare certain information each month regarding current distributions to investors and the performance of the Discover Card Master Trust I (the "Master Trust"). We have set forth below this information and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. Capitalized terms used in this report without definition have the meanings given to them in the Pooling and Servicing Agreement and the Series Supplement. The Pooling and Servicing Agreement and the Series Supplement were filed with the Securities and Exchange Commission as follows:

Pooling and Servicing Agreement	As Exhibit 4.2 to the Current Report on Form 8-K filed on October 29, 2004 under file number 000-23108, as amended.

Series Supplement	As Exhibit 4.3 to the Current Report on Form 8-K filed on July 27, 2007 under file number
333-141703-02.

1.	Principal Receivables for November, 2009		Beginning Balances	Ending Balances
	(a)	Aggregate Investor Interest (including Series	$26,957,724,521.00	$26,893,561,612.00
		2007-CC Investor Interest)
		Seller Interest	$9,343,655,557.98	$9,728,731,587.90
		Total Master Trust	$36,301,380,078.98	$36,622,293,199.91
	(b)	Group One Investor Interest	$26,957,724,521.00	$26,893,561,612.00
	(c)	Group One Investor Interest for Interchange Series	$26,957,724,521.00	$26,893,561,612.00
	(d)	Series 2007-CC Investor Interest	$12,759,358,289.00	$12,759,358,289.00
	(e)	Total Master Trust # of Accounts	25,177,734	24,471,008
	(f)	Minimum Principal Receivables Balance at the end of month (1)		$28,917,808,184.95
	(g)	Amount by which Master Trust Principal Receivables Exceeded		$7,704,485,014.95
		the Minimum Principal Receivables Balance at the end of month
	(h)	Percentage of the Principal Receivables that reflect Seller Interest		26.57%

2.	Allocation Percentages at the beginning of November, 2009 (after giving effect to any increases in the Aggregate Investor Interest or the Series 2007-CC Investor Interest occurring during the month)

(a)	Series 2007-CC Finance Charge Collections Allocation Percentage	35.1484%
(b)	Series 2007-CC Principal Collections Allocation Percentage	35.1484%
(c)	Series 2007-CC Charge-Off Allocation Percentage	35.1484%
(d)	Series 2007-CC Interchange Allocation Percentage	35.1484%

3.	Allocation of Receivables and other amounts collected during November, 2009

		Finance Charge Collections		Principal Collections	Interchange

	(a)	Allocation between Investors and Seller:

		Aggregate Investor Allocation	$369,816,035.25	$4,693,635,938.58	$81,766,610.43
		(including Series 2007-CC Allocation)

		Seller Allocation	$128,180,263.26	$1,626,839,922.92	$28,340,754.98

	(b)	Group One Allocation	$369,816,035.25	$4,693,635,938.58	$81,766,610.43

	(c)	Series 2007-CC Allocation	$175,037,730.98	$2,221,546,137.70	$38,700,977.22

	(d) Reallocation to Series 2007-CC from		$0.00	$0.00	$0.00
		Other Series

	(e) Reallocation from Series 2007-CC to		$0.00	$10,272,961.25	$0.00
		Other Series

	(f)	Series 2009-SD Principal Collections available to other
		series in Group One, including Series 2007-CC, through
		reallocation to cover shortfalls in interest and servicing
		fees and to reimburse charge-offs	$92,032,449.02	N/A	N/A

	(g)	Series 2009-SD Principal Collections, described in 3(f)
		above, that are included in the calculation of Excess
		Spread Amount for Series 2007-CC	$44,431,067.99	N/A	N/A

	(h)	Group One Portfolio Yield as an annualized percentage	15.53%	N/A	3.64%
		of the Aggregate Investor Interest (FCC yield excludes
		principal recoveries)

	(i)	Group One Portfolio Yield from Series 2009-SD Principal
		Collections available to other series in Group One,
		including Series 2007-CC	4.18%	N/A	N/A

	(j)	Series 2007-CC Portfolio Yield as an annualized	15.53%	N/A	3.64%
		percentage of the Series Investor Interest (FCC yield
		excludes principal recoveries)

	(k)	Principal Collections as a monthly percentage of Master Trust Receivables			17.19%
		at the beginning of November, 2009

	(l)	Finance Charge Collections as a monthly percentage of Master Trust Receivables			1.35%
		at the beginning of November, 2009

	(m)	Total Collections as a monthly percentage of Master Trust Receivables			18.55%
		at the beginning of November, 2009

	(n)	Interchange as a monthly percentage of Master Trust Receivables			0.30%
		at the beginning of November, 2009

	(o)	Total Collections and Interchange as a monthly percentage of Master Trust Receivables			18.84%
		at the beginning of November, 2009

	(p)	Series 2009-SD Principal Collections, include in item 3(k) above, available to be used as
		Finance Charge Collections as a monthly percentage of Master Trust Receivables
		at the beginning of November, 2009			0.25%

	(q)	Trust Collections deposited for the month (2)		Prior Month	November, 2009
				$849,466,365.71	$311,052,114.83

4.	Investor Charged-Off Amount				Cumulative Reductions in Series
					Investor Interests Due to
				November, 2009	Investor Charged-Off Amounts
	(a)	Group One		$ 222,714,198.27	$0.00
	(b)	Series 2007-CC		$ 105,412,919.42	$0.00

	(c)	As an annualized percentage of		9.91%	N/A
		Principal Receivables at the
		beginning of November, 2009

5.	Investor Monthly Servicing Fee payable to Discover Bank on this Distribution Date
	(a) Group One				$44,929,540.89
	(b) Series 2007-CC				$21,265,597.15

6.	Delinquency Summary
	Master Trust Receivables Outstanding at the end of November, 2009				$37,087,638,697.63
			Number of	Delinquent Amount	Percentage of Ending
		Payment Status	Delinquent Accounts	Ending Balance	Receivables Outstanding
		30-59 Days	86,280	$545,578,160.40	1.47%
		60-89 Days	67,175	$456,832,438.66	1.23%
		90-119 Days	56,429	$402,927,713.19	1.09%
		120-149 Days	49,288	$369,166,043.04	1.00%
		150-179 Days	41,745	$321,856,868.90	0.87%
		180+ Days	0	$0.00	0.00%

		Total	300,917	$2,096,361,224.19	5.65%

7.	Investor Principal Charge-Offs on this Distribution Date (3)			Amount	Rate
	(a)	Gross Charge-offs (rate shown as an annualized percentage of Investor		$222,714,198.27	9.91%
		Principal Receivables at the beginning of November, 2009)
	(b)	Recoveries (rate shown as an annualized percentage of Investor		$20,917,320.17	0.93%
		Principal Receivables at the beginning of November, 2009)
	(c)	Net Charge-offs (rate shown as an annualized percentage of Investor		$201,796,878.10	8.98%
		Principal Receivables at the beginning of November, 2009)

U.S. Bank National Association as Trustee By ___________________________ Vice President

(1)	The Discover Card Master Trust I is required to maintain Principal Receivables greater than or equal to the Minimum Principal Receivables Balance. The Minimum Principal Receivables Balance is generally calculated by dividing the Investor Interest by 93%. If the Principal Receivables in the Master Trust are less than the Minimum Principal Receivables Balance, and Discover Bank fails to assign sufficient Receivables to eliminate the deficiency, then an amortization event would occur. This would also cause an early redemption event for the notes issued by Discover Card Execution Note Trust.

(2)	Only the portion of Master Trust Collections required to be deposited under the Master Trust's Required Daily Deposit provisions will typically be deposited in the Master Trust Collections Account each month, and these required amounts may vary markedly from month to month depending on whether any Investor Certificates or Notes are maturing on the following distribution date (in which case additional Principal Collections are retained in such account). Accordingly, the amount deposited in the account is not meaningful as an indicator of Master Trust performance.

(3)	For purposes of allocations to investors, all recoveries are treated as Finance Charge Collections and are included as such in Item 3 above.